Stock-Based Compensation - Fair value of the options granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award
Fair value of ordinary shares (US$)		$ 7.03
Expected volatility range		55.25%
Risk-free interest rate (per annum)		3.90%
Expected term (in years)	4 years 7 months 28 days	4 years 7 months 28 days	4 years 7 months 28 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Fair value of ordinary shares (US$)	$ 4.85		$ 11.51
Expected volatility range	52.78%		54.77%
Risk-free interest rate (per annum)	3.69%		4.42%
Expected dividend yield	7.53%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Fair value of ordinary shares (US$)	$ 5.67		$ 13.1
Expected volatility range	53.77%		55.77%
Risk-free interest rate (per annum)	4.07%		4.82%
Expected dividend yield	7.97%